The Company and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedules of Concentration of Risk, by Risk Factor	For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable are as follows:

			Revenue
	Accounts Receivable, Net		Three Months Ended September 30,		Nine Months Ended September 30,
	September 30, 2024	December 31, 2023	2024	2023	2024	2023
Customers:
Customer A	96%	*	96%	*	65%	*
Customer B	*	*	*	*	23%	*
Customer C	*	*	*	*	10%	*
Customer D, related party	*	*	*	*	*	18%
Customer E	*	*	*	*	*	14%
Customer F	*	100%	*	*	*	*
Customer G	*	*	*	77%	*	54%
Customer H	*	*	*	16%	*	11%
	96%	100%	96%	93%	98%	97%
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*Total less than 10% for the period.

Disaggregation of Revenue
Revenue recognized during the three and nine months ended September 30, 2024 and 2023 is disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Product	$917,238	$6,634	$3,882,039	$12,881
Service	38,732	18,023	150,129	22,523
	$955,970	$24,657	$4,032,168	$35,404
Revenue recognized during the years ended December 31, 2023 and 2022 is disaggregated as follows:

	2023	2022
Product	$17,832	$701,092
Service	22,523	7,152
	$40,355	$708,244

Revenue from External Customers by Geographic Areas
Revenue recognized by geography during the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States	$942,265	$20,759	$4,000,590	$31,506
International	13,705	3,898	31,578	3,898
	$955,970	$24,657	$4,032,168	$35,404
Revenue recognized by geography during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
United States	$35,165	$7,200
International	5,190	701,044
	$40,355	$708,244

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of September 30, 2024 and 2023:

	September 30, 2024	September 30, 2023
Common stock warrants (1)	23,889,364	401,389
Potential shares from Pre-Paid Advance	10,126,981	—
Merger consideration earnout shares	9,000,000	—
Potential shares from Cable Car Loan	750,000	—
Potential shares from convertible notes (1)	250,224	254,328
Contingently issuable shares to GigCapital5 stockholders (1)	—	260,419
Options outstanding (1)	2,072,000	1,350,432
	46,088,569	2,266,568
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(1)Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).

The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of December 31:

	2023	2022
Common stock warrants	1,231,484	905,470
Options outstanding	3,646,922	3,940,536
Potential shares from convertible notes	2,073,554	714,870
Subscription agreements	3,833,912	—
	10,785,872	5,560,876

Schedule of Earnings Per Share, Basic and Diluted
Reconciliation of net loss per share for the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss attributable to QT Imaging Holdings, Inc.	$(3,619,494)	$(1,375,939)	$(9,166,958)	$(4,588,900)
Deemed dividend related to the modification of equity classified warrants	—	—	(5,185,502)	—
Net loss attributable to common stockholders	$(3,619,494)	$(1,375,939)	$(14,352,460)	$(4,588,900)
Weighted-average number of common shares used in computing net loss per common share (1)	21,441,416	9,541,643	18,712,468	9,533,185
Net loss per share - basic and diluted (1)	$(0.17)	$(0.14)	$(0.77)	$(0.48)

GIGCAPITAL5, INC
Schedule of Earnings Per Share, Basic and Diluted
In accordance with the two-class method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,107,741	$1,143,783
Net income attributable to common stock subject to possible redemptions	$1,107,741	$1,143,783
Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	3,020,634	17,954,419
Basic and diluted net income per share, common stock subject to possible redemption	$0.37	$0.06
Non-Redeemable common stock
Numerator: Net loss minus net earnings - Basic and diluted
Net loss	$(4,024,591)	$(2,774,307)
Less: net income attributable to common stock subject to redemption	(1,107,741)	(1,143,783)
Net loss attributable to non-redeemable common stock	$(5,132,332)	$(3,918,090)
Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000
Net loss per share, non-redeemable common stock, basic and diluted	$(0.78)	$(0.60)